Balance Sheet Components - Accounts Receivables, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Components
Accounts receivable	$ 16,027	$ 14,855	$ 12,330
Allowance for doubtful accounts	(2,558)	(876)	(467)
Accounts receivable, net	$ 13,469	$ 13,979	$ 11,863